SUBSEQUENT EVENTS (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 31, 2021
Subsequent Event
Term of the notes		1 year
Subsequent Event | Convertible Notes Payable
Subsequent Event
Total aggregate principal amount	$ 250,000
Simple interest rate	2.00%
Term of the notes	5 years